Document and Entity Information	May 27, 2022
Document And Entity Information [Line Items]
Document Type	8-K12B
Document Period End Date	May 27, 2022
Entity Registrant Name	QUIDELORTHO CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	000-10961
Entity Tax Identification Number	87-4496285
Entity Address, Address Line One	9975 Summers Ridge Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	552-1100
Entity Information, Former Legal or Registered Name	Coronado Topco, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	QDEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001906324
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1001 Route 202
Entity Address, City or Town	Raritan
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08869